INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P. (Details) - Millburn Multi-Markets Trading L.P. [Member]	Dec. 31, 2022	Dec. 31, 2021
U.S. Feeder [Member]
Partnership's ownership percentage of the Master Fund	31.44%	32.02%
Cayman Feeder [Member]
Partnership's ownership percentage of the Master Fund	53.11%	54.63%
Investors [Member]
Partnership's ownership percentage of the Master Fund	84.55%	86.65%